Income Taxes - Net Operating Loss Carryforwards (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Federal
Net Operating Loss Carryforwards
Net operating loss carryforwards	$ 80.9	$ 57.5